Fair Value Loss (Gain) On Derivatives	12 Months Ended
Dec. 31, 2021
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Fair Value Loss (Gain) On Derivatives
NOTE 23 - FAIR VALUE LOSS (GAIN) ON DERIVATIVES

Year Ended December 31,

2021

Gain on embedded derivatives 1	$(784,261)

Deferred charge loss 1	1,615,102

Loss on substantial modification and conversion 1	8,571,881

Gain on warrant liability remeasurement (Note 15) 2	(3,362,601)

Total	$6,040,121

1	Associated with the 2021 Debentures (Note 14(b)) of which the majority is realized at December 31, 2021.

2	Change in fair value unrealized (Note 26).